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                                UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended March 31, 2011

Check here if Amendment [ ]; Amendment Number:---

This Amendment (Check only one.):    [ ] is a restatement.
                                     [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:      Kleinwort Benson (Channel Islands) Investment Management Limited

Address:   Wests Centre
           St Helier
           Jersey
           J4E 8PQ

Form 13F File Number: 028 - 14451

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   M.A. Taylor                      P. Garrard
Title:  Director                         Director

Phone:  0044 1534 613402                 0044 1481 752569

Signature, Place, and Date of Signing:

/s/ M.A. TAYLOR                           /s/ P. GARRARD
------------------------------           --------------------------
Jersey, 20 May 2011                      Guernsey, 20 May 2011


Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]

Form 13F File Number Name

028 - 14449     RHJ International SA

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